INTANGIBLE ASSETS AND GOODWILL - Narrative (Details)								3 Months Ended				12 Months Ended
	Oct. 01, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Oct. 01, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Oct. 01, 2019 USD ($)	Mar. 31, 2022 USD ($) reporting_unit segment	Dec. 31, 2020 USD ($)	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Finite-Lived Intangible Assets [Line Items]
Goodwill impairments		$ 0	$ 0				$ 0					$ 469,000,000
Revenues												8,434,000,000	$ 8,027,000,000	$ 8,601,000,000
Revenue, year-over-year increase												407,000,000
Revenue, year-over-year decrease, percentage									1.00%	3.00%	23.00%
Percentage of fair value in excess of carrying value		45.00%	40.00%
Accumulated goodwill impairment charges to date												4,180,000,000
Goodwill									$ 13,044,000,000			12,457,000,000	13,044,000,000	13,126,000,000	$ 13,142,000,000
Bausch + Lomb
Finite-Lived Intangible Assets [Line Items]
Revenues												3,765,000,000	3,415,000,000	3,778,000,000
Goodwill												5,318,000,000
Salix
Finite-Lived Intangible Assets [Line Items]
Revenues												2,074,000,000	1,904,000,000	2,022,000,000
Goodwill									3,159,000,000			3,159,000,000	3,159,000,000	3,159,000,000	3,156,000,000
International
Finite-Lived Intangible Assets [Line Items]
Revenues												1,166,000,000	1,181,000,000	1,154,000,000
Goodwill												825,000,000
Solta Medical
Finite-Lived Intangible Assets [Line Items]
Revenues												308,000,000	253,000,000	194,000,000
Diversified Products
Finite-Lived Intangible Assets [Line Items]
Revenues												1,121,000,000	1,274,000,000	1,453,000,000
Goodwill									2,914,000,000			2,357,000,000	2,914,000,000	2,914,000,000	$ 2,914,000,000
Subsequent Event
Finite-Lived Intangible Assets [Line Items]
Number of reportable segments | segment								5
Number of reporting units | reporting_unit								2
Subsequent Event | Bausch + Lomb
Finite-Lived Intangible Assets [Line Items]
Goodwill								$ 5,318,000,000
Subsequent Event | Salix
Finite-Lived Intangible Assets [Line Items]
Goodwill								3,159,000,000
Subsequent Event | International
Finite-Lived Intangible Assets [Line Items]
Goodwill								825,000,000
Subsequent Event | Solta Medical
Finite-Lived Intangible Assets [Line Items]
Goodwill								115,000,000
Subsequent Event | Diversified Products
Finite-Lived Intangible Assets [Line Items]
Goodwill								$ 3,040,000,000
Ortho Dermatologics Reporting Unit
Finite-Lived Intangible Assets [Line Items]
Goodwill impairments	$ 0		$ 469,000,000	$ 0	$ 0	$ 0
Reporting unit, impairment test, long-term growth rates	1.00%		1.00%	2.00%
Reporting unit, impairment test, estimated cash flows, discount rate	9.00%
Percentage of fair value in excess of carrying value	10.00%			10.00%
Reporting Units Excluding Ortho Dermatologics
Finite-Lived Intangible Assets [Line Items]
Goodwill impairments													0
Minimum
Finite-Lived Intangible Assets [Line Items]
Reporting unit, impairment test, long-term growth rates		2.00%	1.00%
Reporting unit, impairment test, estimated cash flows, discount rate		7.00%	11.00%
Minimum | Ortho Dermatologics Reporting Unit
Finite-Lived Intangible Assets [Line Items]
Reporting unit, impairment test, estimated cash flows, discount rate			9.00%	9.50%
Maximum
Finite-Lived Intangible Assets [Line Items]
Reporting unit, impairment test, long-term growth rates		3.00%	3.00%
Reporting unit, impairment test, estimated cash flows, discount rate		10.00%	12.25%
Maximum | Ortho Dermatologics Reporting Unit
Finite-Lived Intangible Assets [Line Items]
Reporting unit, impairment test, estimated cash flows, discount rate			10.00%	9.75%
Acquired IPR&D
Finite-Lived Intangible Assets [Line Items]
Impairment of indefinite-lived intangible assets													1,000,000	4,000,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Amoun Pharmaceutical Company S.A.E
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets												88,000,000
Impairment of long-lived assets												26,000,000
Held For Sale | Amoun Pharmaceutical Company S.A.E
Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets									$ 96,000,000
Held For Sale | A Certain International Business
Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets													96,000,000
Held For Sale | Certain Products For Disposal, September 2019
Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets														8,000,000
Product brands
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets												105,000,000	16,000,000	58,000,000
Discontinued Product Lines
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets												23,000,000	$ 1,000,000
Product rights/patents
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets														$ 5,000,000
Unutilized IT Infrastructure Improvement Project
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets												$ 18,000,000